STOCKHOLDERS' EQUITY (Details) (USD $)	9 Months Ended		6 Months Ended	9 Months Ended				1 Months Ended		9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012 Morgan County Colorado [Member]	Dec. 31, 2012 Morgan County Colorado [Member]	Sep. 30, 2013 Consultant [Member]	Dec. 31, 2012 Consultant [Member]	Dec. 31, 2012 Consultant Two [Member]	Mar. 31, 2013 Employee [Member]	Mar. 31, 2013 Shareholders [Member]	Sep. 30, 2013 Officers And Directors [Member]	Dec. 31, 2012 Officers And Directors [Member]
Equity Issuance [Line Items]
Preferred Stock, shares authorized	25,000,000	25,000,000
Preferred Stock, par value per share	$ 0.00	$ 0.00
Preferred Stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares authorized	100,000,000	100,000,000
Common Stock, par value per share	$ 0.001	$ 0.001
Common stock, shares issued	11,503,477	10,799,339
Common stock, shares outstanding	11,503,477	10,799,339
Common shares issued in private placement, shares	775,472	4,319,339
Common shares issued in private placement, value	$ 2,392,927	$ 1,833,620
Common shares issued for services, shares	200,000				270,000	195,000	260,000			200,000	5,325,000
Common shares issued for services, value	17,600				23,760	195	2,600			17,600	5,325
Common shares issued for property, shares				700,000
Common shares repurchased, shares								100,000	275,000
Common shares repurchased for cash, amount								150,000	825,000
Retirement of shares to settle claims								250,000
Value of claims against employee								$ 22,000
Shares issued in acquisition			700,000